MORGAN STANLEY GROWTH FUND
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001

Dear Shareholder:

The six-month period ended September 30, 2001, was a difficult one for all U.S. equity investors, but particularly for growth investors. April was the only positive month for growth, led by sharp advances in technology. The U.S. economy gradually slowed during the period, with the consumer doing most of the heavy lifting. Until August, consumer confidence and purchases of such big-ticket items as cars and homes were relatively robust. Corporations, on the other hand, dramatically reduced their capital spending and began layoffs, which ultimately pushed the unemployment rate up and consumer confidence down. As the extent of the economic slowdown became evident, the Federal Reserve Board initiated a series of easing moves. The Fed started with two 50-basis-point cuts in the federal funds rate in January and continued with a cumulative 350-basis-point reduction to 3.00 percent at the end of the period. (In October, the Fed cut rates an additional 50 basis points.) Toward the end of the period, the economy began to show some improvement. However, the attacks of September 11 and subsequent events constituted a further shock to the economy and the markets.

Performance and Portfolio Strategy

For the six-month period ended September 30, 2001, Morgan Stanley Growth Fund's Class B shares returned -8.49 percent, compared to a return of -9.68 percent for the Standard & Poor's 500 Index (S&P 500).* For the same period, the Fund's Class A, C and D shares had total returns of -8.09 percent, -8.39 percent and -8.00 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the Fund has been invested in a mix of stable and cyclical growth names. Early in the period under review, the mix was fairly evenly split between such steady growth areas as health care and multiline conglomerates and such cyclical sectors as technology and consumer discretionary. In August the sub-advisor moved the portfolio more toward stable growth by increasing the Fund's health-care exposure and reducing its technology stake.

The Fund benefited from its investments in diversified multiline conglomerates, including Tyco and General Dynamics. These companies have had good business visibility and stable earnings growth in an uncertain environment. United Technologies had been a top 10 holding until the sub-advisor reduced the Fund's exposure to it in September based on concerns about commercial aircraft, which could affect its

--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY GROWTH FUND
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001 CONTINUED


subsidiary Pratt & Whitney, and expectations of slower sales and installations for another subsidiary, Carrier (heating and cooling), as the global economy slows.

The Fund's stock selection in technology, which is the largest sector in the portfolio, contributed positively to its overall return. Within this sector, the sub-advisor favored established companies that dominate their individual markets, including Microsoft, Intel and Cisco. Given the slow economic environment, the sub-advisor believes that well-established companies with solid balance sheets represent the most promising long-term technology opportunities. Over the last several months, the sub-advisor has reduced the Fund's exposure to smaller technology companies.

The Fund was overweighted in health care, the best-performing sector in the S&P 500, emphasizing such large pharmaceutical companies as Pfizer, American Home Products and Bristol-Myers Squibb. Earnings have mostly continued to come through for the group even as S&P earnings estimates have trended down. Investments in food and beverage companies such as Quaker Oats, Pepsi and Procter & Gamble also helped the Fund's overall performance. Packaged-goods companies have tended to outperform despite a slowing economy, because demand for consumables has remained relatively consistent.

Within financial services the Fund has focused on high-quality growth financials with limited exposure to credit quality concerns or the consumer. It is interesting to note that prior to September 11, value-oriented financials with those exposures outperformed their higher-quality counterparts. A key contributor to Fund performance was the mortgage lender Freddie Mac, which benefited from continued strong housing demand and a refinancing boom triggered by declining interest rates.

Looking Ahead

In the sub-advisor's view, the events and aftermath of September 11 will likely tip the U.S. economy into a recession with ripple effects around the globe. As previously noted, the Fund's portfolio shifted toward stable growth stocks in August, a move that proved beneficial in light of the uncertainty that dominated the latter half of September. The sub-advisor will continue to take advantage of market volatility in making purchase and sale decisions. As always, the Fund remains focused on intense fundamental company research to identify good companies that can produce a durable earnings stream over an economic cycle.

MORGAN STANLEY GROWTH FUND
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001 CONTINUED

We appreciate your ongoing support of Morgan Stanley Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President

MORGAN STANLEY GROWTH FUND
FUND PERFORMANCE o SEPTEMBER 30, 2001

                          Average Annual Total Returns
--------------------------------------------------------------------------------
                           Class A Shares*
--------------------------------------------------------------------------------
PERIOD ENDED 9/30/01
--------------------
1 Year                          (36.35)%(1)         (39.70)%(2)
Since Inception (7/28/97)         3.25 %(1)           1.93 %(2)

                          Class B Shares**
--------------------------------------------------------------------------------
PERIOD ENDED 9/30/01
--------------------
1 Year                          (36.79)%(1)         (39.77)%(2)
5 Years                           7.30 %(1)           7.08 %(2)
Since Inception (5/29/92)         9.34 %(1)           9.34 %(2)

                          Class C Shares+
--------------------------------------------------------------------------------
PERIOD ENDED 9/30/01
--------------------
1 Year                          (36.79)%(1)         (37.38)%(2)
Since Inception (7/28/97)         2.49 %(1)           2.49 %(2)

                          Class D Shares++
--------------------------------------------------------------------------------
PERIOD ENDED 9/30/01
--------------------
1 Year                          (36.16)%(1)
Since Inception (7/28/97)         3.51 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 (UNAUDITED)


  NUMBER OF
   SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Common Stocks (98.5%)
                       Aerospace & Defense (3.1%)
  293,783              General Dynamics Corp. ...........   $ 25,946,915
                                                            ------------
                       Beverages: Alcoholic (2.1%)
  417,710              Anheuser-Busch Companies,
                         Inc. ...........................     17,493,695
                                                            ------------
                       Beverages: Non-Alcoholic (2.9%)
   54,314              Coca-Cola Co. ....................      2,544,611
  441,550              PepsiCo, Inc. ....................     21,415,175
                                                            ------------
                                                              23,959,786
                                                            ------------
                       Biotechnology (3.0%)
  162,564              Amgen Inc.* ......................      9,552,261
   36,787              CuraGen Corp.* ...................        709,989
  102,363              Gilead Sciences, Inc.* ...........      5,749,730
   87,792              IDEC Pharmaceuticals Corp.*.......      4,351,849
   42,071              Invitrogen Corp.* ................      2,766,589
   76,019              Tularik Inc.* ....................      1,400,270
                                                            ------------
                                                              24,530,688
                                                            ------------
                       Cable/Satellite TV (2.3%)
  245,751              Comcast Corp. (Class A
                         Special)* ......................      8,815,088
  827,600              Liberty Media Corp.
                         (Class A)* .....................     10,510,520
                                                            ------------
                                                              19,325,608
                                                            ------------
                       Computer Communications (1.7%)
   57,515              Brocade Communications
                         Systems, Inc.* .................        806,936
1,094,702              Cisco Systems, Inc.* .............     13,333,470
                                                            ------------
                                                              14,140,406
                                                            ------------
                       Computer Peripherals (0.4%)
  264,100              EMC Corp.* .......................      3,103,175
   31,570              QLogic Corp.* ....................        599,830
                                                            ------------
                                                               3,703,005
                                                            ------------
                       Computer Processing
                         Hardware (3.1%)
  353,921              Dell Computer Corp.* .............      6,558,156
  178,751              International Business
                       Machines Corp. ...................     16,498,717
  333,920              Sun Microsystems, Inc.* ..........      2,761,519
                                                            ------------
                                                              25,818,392
                                                            ------------

  NUMBER OF
   SHARES                                                      VALUE
--------------------------------------------------------------------------------
                       Data Processing Services (0.4%)
   52,572              First Data Corp. .................   $  3,062,845
                                                            ------------
                       Discount Stores (3.2%)
   72,535              BJ's Wholesale Club, Inc.* .......      3,453,391
  169,841              Costco Wholesale Corp. ...........      6,039,546
  150,505              Dollar Tree Stores, Inc.* ........      2,821,969
  283,978              Wal-Mart Stores, Inc. ............     14,056,911
                                                            ------------
                                                              26,371,817
                                                            ------------
                       Electronic Components (0.2%)
   89,392              Jabil Circuit, Inc.* .............      1,600,117
                                                            ------------
                       Electronic Equipment/
                       Instruments (0.1%)
   63,073              SCI Systems, Inc.* ...............      1,135,314
                                                            ------------
                       Electronic Production
                       Equipment (0.3%)
   97,088              Applied Materials, Inc.* .........      2,761,183
                                                            ------------
                       Finance/Rental/Leasing (5.2%)
   80,611              Capital One Financial Corp. ......      3,710,524
  606,650              Freddie Mac ......................     39,432,250
                                                            ------------
                                                              43,142,774
                                                            ------------
                       Financial Conglomerates (2.7%)
  558,916              Citigroup, Inc. ..................     22,636,098
                                                            ------------
                       Food Retail (1.0%)
  217,307              Safeway Inc.* ....................      8,631,434
                                                            ------------
                       Food: Major Diversified (1.7%)
  403,113              Kraft Foods Inc. (Class A) .......     13,854,994
                                                            ------------
                       Gas Distributors (1.1%)
  256,681              Dynegy, Inc. (Class A) ...........      8,893,997
                                                            ------------
                       Home Improvement Chains (1.7%)
  366,537              Home Depot, Inc. (The) ...........     14,064,025
                                                            ------------
                       Hospital/Nursing
                         Management (1.3%)
  184,018              Tenet Healthcare Corp.* ..........     10,976,674
                                                            ------------
                       Household/Personal Care (1.7%)
  138,070              Colgate-Palmolive Co. ............      8,042,577
   81,387              Procter & Gamble Co. (The) .......      5,924,160
                                                            ------------
                                                              13,966,737
                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED


 NUMBER OF
   SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Industrial Conglomerates (13.0%)
1,191,450              General Electric Co. .............   $  44,321,940
1,315,900              Tyco International Ltd. (Bermuda).      59,873,450
   64,220              United Technologies Corp. ........       2,986,230
                                                            -------------
                                                              107,181,620
                                                            -------------
                       Information Technology
                         Services (0.1%)
   45,300              PeopleSoft, Inc.* ................         817,212
                                                            -------------
                       Internet Software/Services (0.1%)
   63,073              Siebel Systems, Inc.* ............         820,580
                                                            -------------
                       Investment Banks/Brokers (0.6%)
   73,902              Goldman Sachs Group, Inc.
                         (The) ..........................       5,272,908
                                                            -------------
                       Major Telecommunications (3.8%)
  354,654              SBC Communications, Inc. .........      16,711,296
  155,580              Verizon Communications Inc. ......       8,418,434
  423,061              Worldcom Inc.* ...................       6,362,837
                                                            -------------
                                                               31,492,567
                                                            -------------
                       Media Conglomerates (1.4%)
  358,700              AOL Time Warner Inc.* ............      11,872,970
                                                            -------------
                       Medical Distributors (0.5%)
   52,572              Cardinal Health, Inc. ............       3,887,699
                                                            -------------
                       Medical Specialties (1.3%)
   35,832              Applera Corp. - Applied
                         Biosystems Group ...............         874,301
  224,414              Medtronic, Inc. ..................       9,762,009
                                                            -------------
                                                               10,636,310

                                                            -------------
                       Miscellaneous Commercial
                         Services (0.7%)
  119,706              Concord EFS, Inc.* ...............       5,859,609
                                                            -------------
                       Multi-Line Insurance (2.5%)
  260,799              American International Group,
                         Inc. ...........................      20,342,322
                                                            -------------
                       Oil & Gas Production (0.2%)
   25,968              Anardarko Petroleum Corp. ........       1,248,541
                                                            -------------


 NUMBER OF
  SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Oilfield Services/Equipment (0.5%)
  130,743              Baker Hughes Inc. ................   $   3,785,010
                                                            -------------
                       Packaged Software (5.2%)
  123,559              Intuit Inc.* .....................       4,423,412
  543,450              Microsoft Corp.* .................      27,808,336
  676,197              Oracle Corp.* ....................       8,506,558
  123,333              Veritas Software Corp.* ..........       2,274,261
                                                            -------------
                                                               43,012,567
                                                            -------------
                       Pharmaceuticals: Major (16.2%)
  108,678              Abbott Laboratories ..............       5,634,954
  407,410              American Home Products
                         Corp. ..........................      23,731,632
  300,968              Bristol-Myers Squibb Co. .........      16,721,782
  243,599              Johnson & Johnson ................      13,495,385
  124,513              Lilly (Eli) & Co. ................      10,048,199
  190,793              Merck & Co., Inc. ................      12,706,814
1,069,900              Pfizer, Inc. .....................      42,902,990
  162,621              Pharmacia Corp. ..................       6,595,908
   57,839              Schering-Plough Corp. ............       2,145,827
                                                            -------------
                                                              133,983,491
                                                            -------------
                       Recreational Products (0.4%)
   68,340              International Game
                         Technology* ....................       2,904,450
                                                            -------------
                       Regional Banks (1.0%)
  131,825              Fifth Third Bancorp ..............       8,104,601
                                                            -------------
                       Semiconductors (4.6%)
  118,762              Altera Corp.* ....................       1,958,385
   45,732              Analog Devices, Inc.* ............       1,495,436
  975,850              Intel Corp. ......................      19,897,582
  441,029              Texas Instruments, Inc. ..........      11,016,904
  147,431              Xilinx, Inc.* ....................       3,469,051
                                                            -------------
                                                               37,837,358
                                                            -------------
                       Services to the Health
                         Industry (1.5%)
  151,510              Laboratory Corp. of America
                         Holdings* ......................      12,249,583
                                                            -------------
                       Specialty Stores (0.1%)
   54,203              Tiffany & Co. ....................       1,173,495
                                                            -------------

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

  NUMBER OF
   SHARES                                               VALUE
--------------------------------------------------------------------------------
               Specialty Telecommunications (0.9%)
   157,062     American Tower Corp.
                 (Class A)* ......................   $  2,181,591
   296,265     Qwest Communications
               International, Inc. ...............      4,947,626
                                                     ------------
                                                        7,129,217
                                                     ------------
               Telecommunication Equipment (2.0%)
   531,399     Motorola, Inc. ....................      8,289,825
   173,060     QUALCOMM Inc.* ....................      8,227,272
                                                     ------------
                                                       16,517,097
                                                     ------------
               Tobacco (1.4%)
   234,178     Philip Morris Companies, Inc.......     11,308,456
                                                     ------------
               Wireless Communications (1.4%)
   428,316     Sprint Corp. (PCS Group)* .........     11,260,428
                                                     ------------
               Total Common Stocks
               (Cost $882,125,070) ...............    814,714,595
                                                     ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               Short-Term Investment (1.1%)
               Repurchase Agreement
$   8,745      Joint repurchase agreement
                 account 3.255% due
                 10/01/01 (dated
                 09/30/01, proceeds
                 $8,747,372) (a)
                 (Cost $8,745,000) ...............      8,745,000
                                                     ------------

Total Investments
(Cost $890,870,070)..................    99.6%        823,459,595
Other Assets in Excess of
Liabilities .........................     0.4           3,297,042
                                        -----         -----------
Net Assets .........................    100.0%       $826,756,637
                                        =====        ============

---------------------------
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S.Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $60,258,689 and the aggregate gross unrealized depreciation is $127,669,164, resulting in net unrealized depreciation of $67,410,475.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2001 (unaudited)

Assets:
Investments in securities, at value
 (cost $890,870,070) ..............................................    $ 823,459,595
Receivable for:
  Investments sold ................................................       14,093,371
  Shares of beneficial interest sold ..............................        2,612,365
  Dividends .......................................................          528,187
Prepaid expenses and other assets .................................           71,372
                                                                       -------------
  Total Assets ....................................................      840,764,890
                                                                       -------------
Liabilities:
Payable for:
  Investments purchased ...........................................       10,024,727
  Shares of beneficial interest repurchased .......................        2,748,140
  Distribution fee ................................................          617,938
  Investment management fee .......................................          553,761
Accrued expenses and other payables ...............................           63,687
                                                                       -------------
  Total Liabilities ...............................................       14,008,253
                                                                       -------------
  Net Assets ......................................................    $ 826,756,637
                                                                       =============
Composition of Net Assets:
Paid-in-capital ...................................................    $ 936,375,857
Net unrealized depreciation .......................................      (67,410,475)
Net investment loss ...............................................       (4,892,409)
Accumulated net realized loss .....................................      (37,316,336)
                                                                       -------------
  Net Assets ......................................................    $ 826,756,637
                                                                       =============

Class A Shares:
Net Assets ........................................................      $11,016,014
Shares Outstanding (unlimited authorized, $.01 par value) .........          956,125
  Net Asset Value Per Share .......................................           $11.52
                                                                              ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................           $12.16
                                                                              ======

Class B Shares:
Net Assets ........................................................     $715,502,338
Shares Outstanding (unlimited authorized, $.01 par value) .........       63,592,290
  Net Asset Value Per Share .......................................           $11.25
                                                                              ======

Class C Shares:
Net Assets ........................................................      $12,547,185
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,132,944
  Net Asset Value Per Share .......................................           $11.07
                                                                              ======

Class D Shares:
Net Assets ........................................................      $87,691,100
Shares Outstanding (unlimited authorized, $.01 par value) .........        7,515,488
  Net Asset Value Per Share .......................................           $11.67
                                                                              ======

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
For the six months ended September 30, 2001 (unaudited)


Net Investment Loss:
Income

Dividends .....................................     $   3,783,626
Interest ......................................           435,747
                                                    -------------
  Total Income ................................         4,219,373
                                                    -------------
Expenses
Distribution fee (Class A shares) .............            14,847
Distribution fee (Class B shares) .............         4,382,075
Distribution fee (Class C shares) .............            76,464
Investment management fee .....................         3,941,268
Transfer agent fees and expenses ..............           525,343
Shareholder reports and notices ...............            51,321
Registration fees .............................            46,010
Custodian fees ................................            36,837
Professional fees .............................            24,073
Trustees' fees and expenses ...................             5,583
Other .........................................             7,961
                                                    -------------
  Total Expenses ..............................         9,111,782
                                                    -------------
  Net Investment Loss .........................        (4,892,409)
                                                    -------------
Net Realized and Unrealized Loss:

Net realized loss .............................       (19,909,692)
Net change in unrealized depreciation .........       (51,328,372)
                                                    -------------
  Net Loss ....................................       (71,238,064)
                                                    -------------
Net Decrease ..................................     $ (76,130,473)
                                                    =============

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets


                                                                                 FOR THE SIX        FOR THE YEAR
                                                                                MONTHS ENDED           ENDED
                                                                             SEPTEMBER 30, 2001    MARCH 31, 2001
                                                                            -------------------- -----------------
                                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................    $   (4,892,409)    $  (10,357,203)
Net realized gain (loss) ..................................................       (19,909,692)        55,935,250
Net change in unrealized appreciation/depreciation ........................       (51,328,372)      (566,262,844)
                                                                               --------------     --------------
  Net Decrease ............................................................       (76,130,473)      (520,684,797)
                                                                               --------------     --------------
Distributions to Shareholders from Net Realized Gain:

Class A shares ............................................................           (60,301)        (2,138,610)
Class B shares ............................................................        (4,831,591)      (180,416,446)
Class C shares ............................................................           (86,029)        (2,337,699)
Class D shares ............................................................          (542,712)        (5,464,754)
                                                                               --------------     --------------
  Total Distributions .....................................................        (5,520,633)      (190,357,509)
                                                                               --------------     --------------
Net increase (decrease) from transactions in shares of beneficial interest        (64,954,374)       318,061,055
                                                                               --------------     --------------
  Net Decrease ............................................................      (146,605,480)      (392,981,251)
                                                                               --------------     --------------
Net Assets:
Beginning of period .......................................................       973,362,117      1,366,343,368
                                                                               --------------     --------------
End of Period
(Including net investment losses of $4,892,409, and $0, respectively) .....    $  826,756,637     $  973,362,117
                                                                               ==============     ==============

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Growth Fund, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), formerly Morgan Stanley Dean Witter Investment Management Inc., an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

assets of the Fund determined as of the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $21,048,000 at September 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS O SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

The Distributor has informed the Fund that for the six months ended September 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $348,000 and $2,800, respectively and received approximately $14,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2001 aggregated $463,033,377 and $519,412,733, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor, and Sub-Advisor, is the Fund's transfer agent. At September 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $11,600.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                                          FOR THE SIX                          FOR THE YEAR
                                                         MONTHS ENDED                              ENDED
                                                      SEPTEMBER 30, 2001                      MARCH 31, 2001
                                              -----------------------------------   -----------------------------------
                                                         (unaudited)
                                                   SHARES             AMOUNT             SHARES             AMOUNT
                                              ---------------   -----------------   ----------------   ----------------
CLASS A SHARES
Sold ......................................         548,292      $    7,031,567            799,083      $   14,498,632
Reinvestment of distributions .............           4,304              58,408            115,776           2,063,710
Redeemed ..................................        (534,744)         (6,784,867)          (646,370)        (11,170,813)
                                                 ----------      --------------         ----------      --------------
Net increase - Class A ....................          17,852             305,108            268,489           5,391,529
                                                 ----------      --------------         ----------      --------------

CLASS B SHARES
Sold ......................................       2,182,019          28,550,464         14,118,584         264,472,915
Reinvestment of distributions .............         335,754           4,458,811          9,477,231         166,858,921
Redeemed ..................................      (9,133,490)       (115,272,498)       (13,595,295)       (231,480,454)
                                                 ----------      --------------         ----------      --------------
Net increase (decrease) - Class B .........      (6,615,717)        (82,263,223)        10,000,520         199,851,382
                                                 ----------      --------------         ----------      --------------

CLASS C SHARES
Sold ......................................         167,124           2,173,349            797,976          14,539,984
Reinvestment of distributions .............           6,378              83,366            131,797           2,258,330
Redeemed ..................................        (232,002)         (2,887,762)          (281,858)         (4,595,530)
                                                 ----------      --------------        -----------      --------------
Net increase (decrease) - Class C .........         (58,500)           (631,047)           647,915          12,202,784
                                                 ----------      --------------        -----------      --------------

CLASS D SHARES
Sold ......................................       3,137,337          42,302,707          6,141,175         106,869,399
Reinvestment of distributions .............          31,165             482,205            271,268           4,649,264
Redeemed ..................................      (1,903,512)        (25,096,124)          (726,821)        (10,903,303)
                                                 ----------      --------------         ----------      --------------
Net increase - Class D ....................       1,264,990          17,634,788          5,685,622         100,615,360
                                                 ----------      --------------         ----------      --------------
Net increase (decrease) in Fund ...........      (5,931,375)     $  (64,954,374)        16,602,546      $  318,061,055
                                                 ==========      ==============         ==========      ==============

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS O] SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

6. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $5,104,000 during fiscal 2001.

As of March 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                FOR THE SIX                FOR THE YEAR ENDED MARCH 31,            JULY 28, 1997*
                                                MONTHS ENDED         -----------------------------------------        THROUGH
                                             SEPTEMBER 30, 2001       2001              2000             1999      MARCH 31, 1998
                                             ------------------      ------            ------           ------     --------------
                                                (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period .........     $12.60             $22.32            $17.34           $15.17         $17.58
                                                   ------             ------            ------           ------         ------
Income (loss) from investment operations:
 Net investment loss .........................      (0.02)             (0.06)            (0.09)           (0.05)         (0.04)
 Net realized and unrealized gain (loss) .....      (0.99)             (6.82)             6.89             2.55           2.28
                                                   ------             ------            ------           ------         ------
Total income (loss) from investment
 operations ..................................      (1.01)             (6.88)             6.80             2.50           2.24
                                                   ------             ------            ------           ------         ------

Less distributions from net realized gain ....      (0.07)             (2.84)            (1.82)           (0.33)         (4.65)
                                                   ------             ------            ------           ------         ------
Net asset value, end of period ...............     $11.52             $12.60            $22.32           $17.34         $15.17
                                                   ======             ======            ======           ======         ======
Total Return+ ................................      (8.09)%(1)        (34.32)%           42.32%           16.87%         13.84%
Ratios to Average Net Assets:
Expenses .....................................       1.18%              1.11%             1.13%            1.19%          1.33%
Net investment loss ..........................      (0.34)%(2)(3)      (0.34)%(3)        (0.48)%(3)       (0.29)%(3)     (0.34)%(2)

Supplemental Data:
Net assets, end of period, in thousands ......    $11,016            $11,824           $14,947           $4,987           $647
Portfolio turnover rate ......................         48%                67%               81%             113%            77%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE SIX                            FOR THE YEAR ENDED MARCH 31,
                                            MONTHS ENDED         -----------------------------------------------------------------
                                        SEPTEMBER 30, 2001++     2001++           2000++         1999++        1998*++       1997
                                        --------------------     ------           ------         ------         ------      ------
                                             (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
period ......................................  $12.35            $22.04            $17.20         $15.12         $15.09      $15.09
                                               ------            ------           ------         ------         ------      ------
Income (loss) from investment operations:
 Net investment loss ........................   (0.07)            (0.15)           (0.15)         (0.11)         (0.11)      (0.12)
 Net realized and unrealized gain ...........
  (loss) ....................................   (0.96)            (6.70)            6.81           2.52           6.07        1.39
                                               ------            ------           ------         ------         ------      ------
Total income (loss) from investment
 operations .................................   (1.03)            (6.85)            6.66           2.41           5.96        1.27
                                               ------            ------           ------         ------         ------      ------
Less distributions from net realized
 gain .......................................   (0.07)            (2.84)           (1.82)         (0.33)         (5.93)      (1.27)
                                               ------            ------           ------         ------         ------      ------
Net asset value, end of period ..............  $11.25            $12.35           $22.04         $17.20         $15.12      $15.09
                                               ======            ======           ======         ======         ======      ======
Total Return+ ...............................   (8.49)%(1)       (34.61)%          41.82%         16.32%         42.61%       8.31%
Ratios to Average Net Assets:
Expenses ....................................    1.93% (2)(3)      1.59% (3)        1.48% (3)      1.60% (3)      1.64%       1.73%
Net investment loss                             (1.09)%(2)(3)     (0.82)%(3)       (0.83)%(3)     (0.70)%(3)     (0.64)%     (0.75)%
 ............................................
Supplemental Data:
Net assets, end of period, in
 thousands ..................................$715,502          $867,382       $1,326,846       $913,060       $893,111    $727,528
Portfolio turnover rate .....................      48% (1)           67%              81%           113%            77%         45%


------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
+ The per share amounts were computed using an average number of shares outstanding during the period.
++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                   FOR THE PERIOD
                                                 FOR THE SIX                FOR THE YEAR ENDED MARCH 31,           JULY 28, 1997*
                                                MONTHS ENDED         -----------------------------------------        THROUGH
                                             SEPTEMBER 30, 2001       2001              2000             1999      MARCH 31, 1998
                                             ------------------      ------            ------           ------     --------------
                                                (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ..........    $12.16            $21.80            $17.09           $15.08         $17.58
                                                   ------            ------            ------           ------         ------
Income (loss) from investment operations:
 Net investment loss ..........................     (0.07)            (0.19)            (0.23)           (0.16)         (0.11)
 Net realized and unrealized gain (loss) ......     (0.95)            (6.61)             6.76             2.50           2.26
                                                   ------            ------            ------           ------         ------
Total income (loss) from investment
 operations ...................................     (1.02)            (6.80)             6.53             2.34           2.15
                                                   ------            ------            ------           ------         ------
Less distributions from net realized gain .....     (0.07)            (2.84)            (1.82)           (0.33)         (4.65)
                                                   ------            ------            ------           ------         ------
Net asset value, end of period ................    $11.07            $12.16            $21.80           $17.09         $15.08
                                                   ======            ======            ======           ======         ======
Total Return+ .................................     (8.39)%(1)       (34.82)%           41.29 %          15.90 %        13.33 %(1)
Ratios to Average Net Assets:
Expenses ......................................      1.93 %(2)(3)      1.88 %(3)         1.89 %(3)        1.94 %(3)      2.02 %(2)
Net investment loss ...........................     (1.09)%(2)(3)     (1.11)%(3)        (1.24)%(3)       (1.04)%(3)     (1.00)%(2)

Supplemental Data:
Net assets, end of period, in thousands .......   $12,547           $14,490           $11,848           $3,041           $422
Portfolio turnover rate .......................        48 %(1)           67 %              81 %            113 %           77 %


------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                                  FOR THE PERIOD
                                                     FOR THE SIX            FOR THE YEAR ENDED MARCH 31,          JULY 28, 1997*
                                                     MONTHS ENDED        ------------------------------------        THROUGH
                                                  SEPTEMBER 30, 2001      2001           2000           1999      MARCH 31, 1998
                                                  ------------------     ------         ------         ------     --------------
                                                      (unaudited)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............   $12.75             $22.49         $17.41         $15.21        $17.58
                                                      ------             ------         ------         ------        ------
Income (loss) from investment operations:
 Net investment loss ..............................    (0.01)             (0.02)         (0.04)         (0.01)        (0.08)
 Net realized and unrealized gain (loss) ..........    (1.00)             (6.88)          6.94           2.54          2.36
                                                      ------             ------         ------         ------        ------
Total income (loss) from investment
 operations .......................................    (1.01)             (6.90)          6.90           2.53          2.28
                                                      ------             ------         ------         ------        ------
Less distributions from net realized gain .........    (0.07)             (2.84)         (1.82)         (0.33)        (4.65)
                                                      ------             ------         ------         ------        ------
Net asset value, end of period ....................   $11.67             $12.75         $22.49         $17.41        $15.21
                                                      ======             ======         ======         ======        ======
Total Returns+ ....................................    (8.00)%(1)        (34.14)%        42.75 %        17.02 %        14.09 %(1)
Ratios to Average Net Assets:
Expenses ..........................................     0.93 %(2)(3)       0.88 %(3)      0.89 %(3)      0.94 %(3)      1.43 %(2)
Net investment loss ...............................    (0.09)%(2)(3)      (0.11)%(3)     (0.24)%(3)     (0.04)%(3)     (0.78)%(2)
Supplemental Data:

Net assets, end of period, in thousands ...........  $87,691            $79,666        $12,702         $1,563           $11
Portfolio turnover rate ...........................       48 %               67 %           81 %          113 %          77 %


------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020




The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.



[MORGAN STANLEY LOGO]




[GRAPHIC OMITTED]


MORGAN STANLEY
GROWTH FUND




SEMIANNUAL REPORT
September 30, 2001